Description Of The Business And Summary Of Significant Accounting Policies (Reconciliation Of Net Income Attributable To Ensco Shares Used In Basic And Diluted EPS Computations) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Description Of The Business And Summary Of Significant Accounting Policies [Abstract]
Net income attributable to Ensco	$ 361.4	$ 378.8	$ 360.9	$ 317.1	$ 219.5	$ 343.5	$ 341.3	$ 265.4	$ 1,418.2	$ 1,169.7	$ 600.4
Net income allocated to non-vested share awards									(15.1)	(12.3)	(6.9)
Net income attributable to Ensco shares									$ 1,403.1	$ 1,157.4	$ 593.5